UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

       [LOGO OMITTED]
       ACADIAN

       ACADIAN EMERGING MARKETS PORTFOLIO

       ANNUAL REPORT                                    OCTOBER 31, 2004

--------------------------------------------------------------------------------




                                      INVESTMENT ADVISER:
                                      ACADIAN ASSET MANAGEMENT, INC.



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedule of Investments ..................................................     5

Statement of Assets & Liabilities ........................................    13

Statement of Operations ..................................................    14

Statement of Changes in Net Assets .......................................    15

Financial Highlights .....................................................    16

Notes to Financial Statements ............................................    17

Report of Independent Registered Public Accounting Firm ..................    24

Trustees and Officers of The Advisors' Inner Circle Fund .................    26

Disclosure of Portfolio Expenses .........................................    34

Notice to Shareholders ...................................................    36

--------------------------------------------------------------------------------




The Portfolio's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
October 31, 2004

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2003 to October 31, 2004, focusing on the Portfolio's performance and some of the economic and market conditions that impacted returns.

PORTFOLIO PERFORMANCE

For the year ended October 31, 2004, the Acadian Emerging Markets Portfolio returned 31.55%, versus a return of 21.85% for the IFC Investable Index, a widely-followed emerging markets index that is the primary benchmark for the Portfolio.

ECONOMIC AND MARKET CONDITIONS

The emerging markets rose strongly over the 12-month period, returning over 20% as noted above. (All market returns noted below are for the IFC Investable Index, as provided by FactSet.) Most emerging markets benefited from a positive macro environment, the reduced likelihood of interest rate hikes, improving balance sheets and strong external surpluses. Latin American markets were among the index's strongest performers. Key Latin contributors, such as Mexico, Argentina and Brazil, rose between 38% -- 44% due to strong exports and improving fiscal stability. Most Europe/ Middle East /Africa (EMEA) markets also rose, as Egypt, Turkey, South Africa, Russia, Poland and the Czech Republic saw notable gains -- all rising in excess of 40%, and in the case of Egypt, returning over 125%. Emerging Asian markets saw more mixed results but were still positive overall. Strong gains in Indonesia, the Philippines and India were offset by more muted returns in China and Taiwan.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian's portfolio strategy remained consistent, systematically evaluating a broad range of emerging markets and stocks based on valuation, earnings, economic outlook, market risk and other factors. The Portfolio compared favorably to the benchmark on such key value attributes as price/book, price/earnings, and price/sales. Active country positions varied over the year, but significant overweightings included Argentina, Brazil, Turkey, Indonesia, Poland, China and the Philippines. The Portfolio was underweighted in Hungary, Mexico, Korea, Israel, Taiwan and South Africa.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

As noted above, the Acadian Emerging Markets Portfolio returned 31.55% for the twelve months ending October 31, 2004, versus a return of 21.85% for the IFC Investable Index. The 10.10% of active return resulted approximately three-quarters from stock selection and one quarter from active country allocations. The Portfolio's performance during the period was enhanced by investments in:

TAIWAN: The Portfolio's Taiwanese holdings, focused on the materials, capital equipment, telecom and financial sectors - and underweighting the troubled tech sector -- performed far better than the Taiwanese index, with a return of 10.00% versus the index's return of -3.50%. This added 240 basis points of value.

CHINA: The Portfolio gained 120 basis points from stock selection in China, which was partly offset by -30 basis points from the country overweighting as this market trailed the overall index return. However, stock selection benefited strongly from a focus on energy firms.

SOUTH AFRICA: There was additional value added from stock selection in South Africa, though again this was somewhat offset by negative country return as this strong market was underweighted. However, the Portfolio's South African stocks, focused on telecom, financial and materials holdings, far exceeded the benchmark return. Net value added was 110 basis points.

ISRAEL: Our underweighting in Israel added 80 basis points of excess return as this market was one of the world's weaker markets over the period. Israel has been hindered by its continued struggle to move forward on the peace process and investors' general unease about the situation in the Middle East.

OTHER: The Portfolio also benefited from stock selection in Indonesia, Colombia, Malaysia and the Philippines. There was an additional 70 basis points added from overweighting Turkey.

The Portfolio saw negative active returns from the following investments:

BRAZIL: Stock selection in Brazil, which focused on a mix of financial, materials and consumer stocks, detracted 60 basis points. Value added from the country overweighting offset most of this, however.

HUNGARY: The Portfolio was underweighted in Hungary, which detracted from return as this market returned over 72% for the year. Value lost was 40 basis points.

MEXICO: The Portfolio was also underweighted in Mexico, which was another

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
unexpectedly strong market over the year. The country position detracted 50 basis points versus the index.

OTHER:  There was also some  value  lost from the  country  weightings  in South
Africa and China as noted above, as well as from stock selection in Turkey. Between 50-70 basis points was lost from each position.

EVALUATION AND CURRENT OUTLOOK

The emerging markets asset class continues to offer strong potential, primarily due to positive earnings potential, favorable price momentum and attractive risk measures indicating lower political uncertainty and economic volatility. No single region dominates in Acadian's forecasts, which are based on valuation, earnings, and a number of economic and stability factors. Individual markets in Asia, Europe, and Latin America all top the list of the world's most attractive markets currently in our frameworks. Among Latin American markets, Venezuela, Chile and Argentina are in top positions given the strength of their export markets. Other Latin American markets look less attractive. Colombia, Brazil and Mexico are expected to underperform given weak earnings, inflationary pressures and relatively unattractive valuations. The Central European markets appear less attractive after their recent gains, though Russia remains highly rated due to its low valuation and its concentration in the commodity sectors.

If we can provide any further information, please let us know.

Sincerely,

/s/ John R. Chisholm

John R. Chisholm
Co-Chief Investment Officer

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $100,000 Investment

---------------------------------
AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2004
---------------------------------
1 Year      5 Years      10 Years
---------------------------------
31.55%       15.04%         4.12%
---------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             ACADIAN EMERGING        IFC INVESTABLE
             MARKETS PORTFOLIO           INDEX

10/31/94         $100,000              $100,000
1995               80,040                76,470
1996               87,019                84,492
1997               82,268                76,009
1998               52,512                54,073
1999               74,299                77,427
2000               70,435                69,614
2001               60,997                54,919
2002               72,666                62,047
2003              113,816                92,326
2004              149,726               112,499

* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
 ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Financials                        22.7%
Health Care                       14.2%
Information Technology            14.1%
Consumer Discretionary            11.9%
Industrials                        9.1%
Energy                             7.0%
Consumer Staples                   6.8%
Materials                          4.9%
Telecommunication Services         4.2%
Utilities                          2.6%
Short-Term Investments             2.5%
Warrants                           0.0%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK - 92.7%
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                            ------------   -----------
ARGENTINA -- 1.1%
   Grupo Financiero Galicia* ...........................         169,500   $ 1,417,020
   Tenaris* ............................................          99,474     4,453,451
                                                                           -----------
                                                                             5,870,471
                                                                           -----------
BRAZIL -- 1.4%
   Banco Itau Holding Financeira* ......................          63,800     7,709,329
   Brasil Telecom Participacoes* .......................             794             6
   Cia de Bebidas das Americas* ........................             860           414
   Cia de Saneamento Basico do Estado de Sao Paulo* ....             138             6
   Embratel Participacoes* .............................             794             4
   Seara Alimentos* ....................................             911             2
   Sociedad de Participacoes Cime* (a)..................         131,000            --
   Tele Celular Sul Participacoes* .....................           1,529             2
   Tele Centro Oeste Celular Participacoes* ............             799             3
   Tele Norte Celular Participacoes* ...................             794            --
   Telecomunicacoes de Sao Paulo* ......................             794            11
   Telefonica Data Brasil Holding* .....................             794            --
   Telemig Celular Participacoes* ......................             794             2
   Telesp Celular Participacoes* .......................             794             1
                                                                           -----------
                                                                             7,709,780
                                                                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                            ------------   -----------
CHILE -- 0.1%
   Enersis* ............................................          55,464   $   419,308
                                                                           -----------
CHINA -- 8.7%
   Bengang Steel Plates, Cl B ..........................       2,066,180       703,469
   China Petroleum & Chemical, Cl H ....................      24,397,000     9,246,749
   China Telecom, Cl H .................................      32,716,100    10,508,293
   Chongqing Changan Automobile, Cl B ..................         532,080       248,834
   Chongqing Iron & Steel, Cl H ........................         992,000       385,538
   Jilin Chemical Industries* ..........................       1,356,000       352,789
   PetroChina, Cl H ....................................      37,358,328    19,558,957
   Ping AN Insurance Group* ............................       2,651,500     4,173,096
   Sinopec Beijing Yanhua Pet* .........................       6,514,000     2,364,269
                                                                           -----------
                                                                            47,541,994
                                                                           -----------
COLOMBIA -- 0.3%
   Almacenes Exito* ....................................          44,028        72,093
   Banco de Bogota* ....................................         304,280     1,577,748
                                                                           -----------
                                                                             1,649,841
                                                                           -----------
EGYPT -- 0.3%
   Alexandria National Iron & Steel* ...................           7,000       252,496
   Commercial International Bank .......................         204,498     1,143,674
                                                                           -----------
                                                                             1,396,170
                                                                           -----------
HONG KONG -- 0.8%
   China Mobile Hong Kong ..............................       1,386,000     4,024,411
   CNPC Hong Kong* .....................................       2,060,000       314,952
                                                                           -----------
                                                                             4,339,363
                                                                           -----------
INDONESIA -- 4.9%
   Astra International* ................................      12,239,000    10,581,074
   Bank Central Asia* ..................................      22,667,500     5,991,410
   Bank Mandiri Persero* ...............................      57,085,000     9,901,858
                                                                           -----------
                                                                            26,474,342
                                                                           -----------
MALAYSIA -- 5.4%
   British American Tobacco Malaysia ...................         197,400     2,363,916

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                            ------------   -----------
MALAYSIA -- CONTINUED
   Commerce Asset Holdings* ............................       1,925,000   $ 2,330,570
   Genting .............................................         135,000       600,474
   IOI* ................................................         934,000     2,335,307
   IOI Oleochemical Industries .........................             250           638
   IOI Properties* .....................................             500         1,046
   Kulim Malaysia ......................................         220,000       149,967
   Malayan Banking* ....................................         387,000     1,120,411
   Malaysia International Shipping* ....................         314,500     1,100,895
   Malaysian Plantations* ..............................       2,572,500     1,536,933
   Maxis Communications ................................       2,291,000     5,185,577
   Proton Holdings* ....................................         295,000       659,955
   Resorts World* ......................................         170,000       427,293
   RHB Capital .........................................         398,000       217,881
   Saship Holdings* (a).................................         481,000            --
   Tanjong* ............................................         204,000       692,618
   Telekom Malaysia ....................................       3,362,700    10,177,931
   YTL .................................................         604,100       725,015
                                                                           -----------
                                                                            29,626,427
                                                                           -----------
MEXICO -- 1.3%
   America Telecom* ....................................         958,000     2,325,848
   Grupo Celanese* (a)..................................          99,000            --
   Grupo Financiero Banorte* ...........................       1,006,074     4,728,103
                                                                           -----------
                                                                             7,053,951
                                                                           -----------
PHILIPPINES -- 2.5%
   Ayala Land* .........................................       2,690,371       349,275
   Bank of the Philippine Islands* .....................         212,136       182,973
   Globe Telecom* ......................................          33,325       607,472
   International Container Term Services ...............       2,321,700       222,963
   Philippine Long Distance Telephone* .................         483,020    12,069,057
   SM Prime Holdings* ..................................       3,025,867       403,592
                                                                           -----------
                                                                            13,835,332
                                                                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                            ------------   -----------
POLAND -- 3.9%
   KGHM Polska Miedz* ..................................         227,900   $ 2,251,297
   Polski Koncern Naftowy Orlen* .......................       1,771,500    19,176,274
                                                                           -----------
                                                                            21,427,571
                                                                           -----------
RUSSIA -- 11.5%
   Lukoil* .............................................         127,670    15,887,255
   MMC Norilsk Nickel* .................................          57,900     3,595,590
   OAO Gazprom* ........................................         502,920    18,789,091
   Surgutneftegaz ADR* .................................          85,600     3,389,760
   Tatneft* ............................................          19,454       662,409
   Unified Energy System* ..............................         180,500     5,682,140
   Vimpelcom ADR* ......................................         127,500    14,535,000
                                                                           -----------
                                                                            62,541,245
                                                                           -----------
SOUTH AFRICA -- 9.8%
   ABSA Group ..........................................         704,800     7,769,905
   Edgars Consolidated Stores ..........................         101,450     3,572,242
   Imperial Holdings* ..................................          66,300       998,727
   Iscor ...............................................       1,302,741    11,575,157
   MTN Group* ..........................................         739,013     4,049,220
   Sappi ...............................................         146,300     2,118,371
   Spar Group* .........................................         339,200     1,155,317
   Telkom ..............................................       1,203,038    17,162,221
   Tiger Brands ........................................         339,200     4,838,937
                                                                           -----------
                                                                            53,240,097
                                                                           -----------
SOUTH KOREA -- 21.7%
   Asia Cement .........................................           6,600       176,944
   Daewoo Engineering & Construction ...................         541,580     2,831,316
   DC Chemical .........................................          16,680       254,895
   Dongbu Insurance ....................................         974,750     5,574,978
   Dongbu Steel* .......................................          86,740       926,312
   Dongkuk Steel Mill ..................................          51,158       614,902
   Doosan* .............................................          20,280       186,670
   Hanjin Shipping* ....................................         467,220     8,997,847
   Hankook Tire* .......................................          51,510       476,433
   Hankuk Electric Glass* ..............................           7,950       335,335
   Hanwha* .............................................         178,060     1,766,279

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                            ------------   -----------
SOUTH KOREA -- CONTINUED
   Honam Petrochemical .................................          23,940   $   937,062
   Hynix Semiconductor* ................................         452,120     5,131,299
   Hyundai Department Store H&S ........................         172,350     2,264,115
   Hyundai Development .................................          53,290       714,343
   Hyundai Mobis* ......................................           4,790       245,707
   INI Steel ...........................................         663,050     7,021,575
   Kia Motors ..........................................         619,600     5,813,941
   Korea Computer Holdings .............................         190,000       216,488
   Korea Electric Power* ...............................         622,500    12,878,351
   Korea Gas* ..........................................          35,900     1,094,004
   Korea Kumho Petrochemical ...........................          88,620     1,049,343
   KT&G* ...............................................          96,570     2,675,308
   Kyeryong Construction Industrial ....................          38,000       475,425
   LG* .................................................         725,040     9,654,241
   LG Electronics* .....................................          94,680     5,347,432
   LG Insurance ........................................         180,790       788,432
   Posco ...............................................         153,180    22,929,089
   Samsung Electronics .................................          34,655    13,611,146
   Samsung SDI .........................................           4,600       415,192
   SK* .................................................           8,670       453,257
   Ssangyong Motor* ....................................         135,500       831,890
   Youngone ............................................         629,460     1,822,565
                                                                           -----------
                                                                           118,512,116
                                                                           -----------
TAIWAN -- 11.5%
   ABIT Computer* ......................................       3,216,000     1,322,566
   Acer ................................................              14            21
   Cathay Financial Holding* ...........................         410,000       784,806
   China Steel .........................................      15,779,415    15,857,286
   Chunghwa Picture Tubes* .............................       1,853,000       681,678
   CMC Magnetics* ......................................       2,547,000     1,135,047
   Delta Electronics ...................................       1,321,700     1,996,287
   Evergreen Marine* ...................................       1,460,680     1,258,190
   Far Eastern Textile .................................       8,389,802     5,595,711
   Far EasTone Telecommunications ......................       7,790,800     8,318,575
   Gigabyte Technology .................................         251,000       283,769
   High Tech Computer* .................................         132,000       548,766
   Inventec ............................................       4,587,999     2,113,210
   Lite-On Technology ..................................         999,600       890,925
   Mediatek* ...........................................         341,000     2,284,552

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                           -------------   -----------
TAIWAN -- CONTINUED
   Mercuries & Associates ..............................              13   $         5
   Micro-Star International* ...........................         760,000       518,259
   Mitac International .................................       4,176,904     1,748,965
   Powertech Technology* ...............................         479,000       945,536
   Promos Technologies* ................................      18,748,000     8,158,618
   Ritek* ..............................................       3,818,000     1,353,172
   Shin Kong Financial Holdings ........................       2,744,156     2,404,779
   Stark Technology ....................................         453,000       189,681
   Taiwan Cellular* ....................................         496,000       495,481
   Taiwan Cement* ......................................       5,007,000     2,710,534
   Tatung* .............................................       1,409,000       471,984
   Universal Scientific Industry* ......................       1,334,000       498,729
   Wistron .............................................             260           129
   WUS Printed Circuit* ................................         870,000       369,493
                                                                           -----------
                                                                            62,936,754
                                                                           -----------
TURKEY -- 7.1%
   Akbank* .............................................   1,713,710,500     7,760,419
   Enka Insaat ve Sanayi* ..............................      16,267,000       409,860
   Eregli Demir ve Celik Fabrikalari ...................     641,686,000     2,556,257
   Haci Omer Sabanci Holding* ..........................     440,352,000     1,604,279
   TAT Konserve* .......................................               4            --
   Tupras Turkiye Petrol Rafine* .......................     384,417,000     3,560,144
   Turk Sise ve Cam Fabrikalari ........................   4,583,329,290    11,235,945
   Turkiye Is Bankasi ..................................   1,803,628,536     7,492,090
   Vestel Elektronik Sanayi* ...........................     368,937,000     1,419,471
   Yapi ve Kredi Bankasi* ..............................   1,313,106,000     2,968,683
                                                                           -----------
                                                                            39,007,148
                                                                           -----------
VENEZUELA -- 0.4%
   Banco Venezolano De Credito* ........................          67,438       129,177
   Cemex Venezuela Saca* ...............................         208,000        29,882
   Cia Anonima Nacional Telefonos de Venezuela, ADR* ...          54,000     1,242,000
   Cia Anonima Nacional Telefonos de Venezuela, Cl D* ..         104,532       343,313
   Mercantil Servicios Financieros* ....................         119,871       169,817
   Siderurgica Venezolana Sivensa* .....................              78             2
                                                                           -----------
                                                                             1,914,191
                                                                           -----------
   TOTAL COMMON STOCK
      (Cost $424,613,035) ..............................                   505,496,101
                                                                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 4.0%
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                           -------------   -----------
BRAZIL -- 4.0%
   Acesita* ............................................   1,000,000,000   $ 1,119,175
   Banco Bradesco* .....................................          78,570     4,745,664
   Brasil Telecom* .....................................         192,208           753
   Brasil Telecom Part* ................................              60            --
   Cia Brasileira de Distribuicao Grupo Pao de Acucar* .             921            22
   Cia de Transmissao de Energia Eletrica Paulista* ....      79,958,476       341,730
   Cia Siderurgica Tubarao* ............................     100,095,719     4,034,636
   Electricidade e Servicos* ...........................             638             2
   Embratel Participacoes* .............................              60            --
   Gerdau Metalurgica* .................................         239,106     4,624,486
   Itausa-investimentos Itau* ..........................       1,649,000     2,387,640
   Lojas Americanas* ...................................             327             5
   Sadia* ..............................................         476,000       860,687
   Sao Carlos Empreendimentos* .........................             327             1
   Tele Centro Oeste Cel* ..............................             460             2
   Tele Norte Celular Participacoes* ...................              60            --
   Tele Norte Leste Participacoes* .....................              --             2
   Telecomunicacoes de Sao* ............................              60             1
   Telefonica Data Brasil* .............................              60            --
   Telemig Celular Participacoes* ......................              60            --
   Telesp Celular Participacoes* .......................             502             1
   Tim Participacoes* ..................................             115            --
   Tractebel Energia* ..................................           1,020             2
   Usinas Sider Minas* .................................         244,700     3,701,417
   Vale do Rio Doce* (a) ...............................          19,960            --
                                                                           -----------
                                                                            21,816,226
                                                                           -----------
SOUTH KOREA -- 0.0%
   LG Electronics* .....................................           7,400       237,408
                                                                           -----------
   TOTAL PREFERRED STOCK
      (Cost $15,202,459) ...............................                    22,053,634
                                                                           -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------

                                                               SHARES         VALUE
                                                            ------------   ------------
MALAYSIA
   Kulim Malaysia, Expires 6/30/09* ....................          44,000   $      8,454
                                                                           ------------
   TOTAL WARRANTS
      (Cost $0) ........................................                          8,454
                                                                           ------------

---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%
---------------------------------------------------------------------------------------
   Union Bank of California Money Market Fund
      (Cost $10,048,598) ...............................      10,048,598     10,048,598
                                                                           ------------
   TOTAL INVESTMENTS -- 98.5%
      (Cost $449,864,092) ..............................                   $537,606,787
                                                                           ============

PERCENTAGES ARE BASED ON NET ASSETS OF $545,593,384.

* NON-INCOME PRODUCING SECURITY

ADR AMERICAN DEPOSITARY RECEIPT

 CL CLASS

(a) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2004 WAS $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost $449,864,092) ................    $537,606,787
Foreign currency, at value (Cost $15,219,875) ..................      15,216,011
Receivable for investment securities sold ......................      13,426,683
Dividends and interest receivable ..............................       1,194,454
Receivable for shares of beneficial interest sold ..............         910,346
Foreign tax reclaim receivable .................................             315
                                                                    ------------
   Total Assets ................................................     568,354,596
                                                                    ------------
LIABILITIES
Payable for investment securities payable ......................      21,075,330
Payable for shares of beneficial interest redeemed .............         781,403
Investment advisory fees payable ...............................         454,048
Administration fees payable ....................................          49,029
Trustees' fees payable .........................................           2,696
Accrued expenses ...............................................         398,706
                                                                    ------------
   Total Liabilities ...........................................      22,761,212
                                                                    ------------
NET ASSETS .....................................................    $545,593,384
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in-Capital ................................................     441,863,496
Undistributed net investment income ............................       2,690,488
Accumulated net realized gain on investments ...................      13,260,899
Net unrealized appreciation on investments .....................      87,742,695
Net unrealized appreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies ...........................          35,806
                                                                    ------------
NET ASSETS .....................................................    $545,593,384
                                                                    ============
INSTITUTIONAL CLASS SHARES:
Outstanding shares of beneficial interest
   (unlimited authorization -- no par value) ...................      29,494,007

Net Asset Value, Offering and Net Redemption
   Price Per Share -- Institutional Class ......................          $18.50
                                                                          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................    $12,533,590
Less: Foreign Taxes Withheld ...................................     (1,367,562)
                                                                    -----------
   TOTAL INCOME ................................................     11,166,028
                                                                    -----------
EXPENSES
Investment Advisory Fees .......................................      4,086,394
Administration Fees ............................................        455,015
Trustees' Fees..................................................          4,756
Shareholder Servicing Fees .....................................        908,080
Custodian Fees .................................................        662,101
Transfer Agent Fees ............................................        219,795
Printing Fees ..................................................         68,082
Filing and Registration Fees ...................................         65,292
Legal Fees .....................................................         16,980
Audit Fees .....................................................         15,043
Other Expenses .................................................         14,266
                                                                    -----------
   TOTAL EXPENSES ..............................................      6,515,804
                                                                    -----------
NET INVESTMENT INCOME ..........................................      4,650,224
                                                                    -----------
NET REALIZED GAIN (LOSS) ON:
   Investments .................................................     13,498,342
   Net Increase from Payments by Affiliate(1) ..................          3,485
   Foreign Currency Transactions ...............................     (1,448,112)
                                                                    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS ...........................     12,053,715
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments .................................................     64,624,167
   Foreign Currency Transactions ...............................         28,233
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ..........................     64,652,400
                                                                    -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ......     76,706,115
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $81,356,339
                                                                    ===========

(1)   SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS,

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED      YEAR ENDED
                                                                   OCTOBER 31,     OCTOBER 31,
                                                                      2004            2003
                                                                  -------------   -------------
OPERATIONS:
   Net Investment Income ......................................    $  4,650,224    $    547,868
   Net Realized Gain on Investments and
     Foreign Currency Transactions ............................      12,050,230       3,189,414
   Net Increase from Payments by Affiliate(1) .................           3,485              --
   Net Change in Unrealized Appreciation on
     Investments and Foreign Currency Transactions ............      64,652,400      29,058,613
                                                                   ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      81,356,339      32,795,895
                                                                   ------------    ------------
DIVIDENDS:
   Net Investment Income ......................................        (740,753)       (243,623)
                                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................     591,022,945     134,358,856
   In Lieu of Cash Distributions ..............................         672,096         233,892
   Redemption Fees -- Note 2 ..................................       1,109,002          98,409
   Redeemed ...................................................    (291,041,534)    (43,653,213)
                                                                   ------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS..     301,762,509      91,037,944
                                                                   ------------    ------------
     TOTAL INCREASE IN NET ASSETS .............................     382,378,095     123,590,216
                                                                   ------------    ------------
NET ASSETS:
   Beginning of Year ..........................................     163,215,289      39,625,073
                                                                   ------------    ------------
   End of Year (including undistributed net investment
     income of $2,690,488 and $229,129, respectively) .........    $545,593,384    $163,215,289
                                                                   ============    ============
SHARE TRANSACTIONS:
   Issued .....................................................      35,782,865      11,214,419
   In Lieu of Cash Distributions ..............................          44,480          25,340
   Redeemed ...................................................     (17,903,026)     (4,041,972)
                                                                   ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .......................................      17,924,319       7,197,787
                                                                   ============    ============

(1)   SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                      YEARS ENDED OCTOBER 31,
                                                      --------------------------------------------------------
                                                       2004*       2003*      2002(1)       2001        2000
                                                      --------------------------------------------------------
Net Asset Value,
   Beginning of Year .............................    $  14.11    $   9.06     $  7.61     $  8.85     $  9.39
                                                      --------    --------     -------     -------     -------
Income from Operations
   Net Investment Income .........................        0.19        0.09        0.13        0.07        0.16
   Net Realized and Unrealized
     Gain (Loss) .................................        4.21        4.99        1.26+      (1.25)      (0.59)+
                                                      --------    --------     -------     -------     -------
   Total from Operations .........................        4.40        5.08        1.39       (1.18)      (0.43)
                                                      --------    --------     -------     -------     -------
Payment by Affiliate .............................        0.00**        --          --          --          --
                                                      --------    --------     -------     -------     -------
Redemption Fees ..................................        0.04        0.02        0.07          --**        --
                                                      --------    --------     -------     -------     -------
Dividends:
   Net Investment Income .........................       (0.05)      (0.05)      (0.01)      (0.06)      (0.11)
                                                      --------    --------     -------     -------     -------
   Total Dividends ...............................       (0.05)      (0.05)      (0.01)      (0.06)      (0.11)
                                                      --------    --------     -------     -------     -------
Net Asset Value, End of Year .....................    $  18.50    $  14.11     $  9.06     $  7.61     $  8.85
                                                      ========    ========     =======     =======     =======
TOTAL RETURN++ ...................................       31.55%      56.63%      19.13%     (13.40)%     (5.20)%
                                                      ========    ========     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ...................................    $545,593    $163,215     $39,625     $17,792     $22,428
Ratio of Expenses to Average
   Net Assets ....................................        1.60%       1.85%       2.15%       2.20%       2.09%
Ratio of Net Investment Income
   to Average Net Assets .........................        1.14%       0.84%       1.56%       0.77%       0.65%
Portfolio Turnover Rate ..........................          94%        110%        192%         84%         38%

  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

 ** AMOUNT WAS LESS THAN $0.01 PER SHARE.

  + THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS
    ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE INVESTMENTS OF THE PORTFOLIO.

 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS
    OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE FUND RESULTING FROM
    THE PAYMENT BY AFFILIATE.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE ASSETS AND
    LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF
    THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF
    THE PREDECESSOR FUND, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 43 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
      approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
      price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
      upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2004, the Portfolio had no open forward foreign currency contracts.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For shares purchased prior to March 1, 2004, the redemption fee was 1.00%. For the year ended October 31, 2004 there were $1,109,002 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2004, the Portfolio paid the Administrator 0.11% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain   brokers,   dealers,   banks,   trust  companies  and  other  financial
representatives received compensation from the Portfolio for providing a variety of services, includ-

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
ing record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

During the year ended October 31, 2004, the Portfolio was reimbursed by the Adviser, deemed as a "Net Increase from Payments by Affiliate" on the Statement of Operations, for losses incurred of $3,485 due to the sale of shares of securities which were inadvertently purchased in excess of the amount permitted under applicable Securities and Exchange Commission rules.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2004, the Portfolio made purchases of $659,634,864 and sales of $363,537,343 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to share-

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
holder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These differences are primarily due to foreign currency gains and losses for tax purposes. Permanent book and tax differences resulted in a reclassification of ($1,448,112) to undistributed net investment income and a reclassification of $1,448,112 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two years were as follows:

                          ORDINARY
                           INCOME                    TOTAL
                          --------                 ---------
2004                      $740,753                 $ 740,753
2003                       243,623                   243,623

As of October 31, 2004, the components of Distributable Earnings were as follows:

    Undistributed Ordinary Income                      $  7,265,597
    Undistributed Long-Term Capital Gain                  9,742,234
    Net Unrealized Appreciation                          86,722,057
                                                       ------------
    Total Distributable Earnings                       $103,729,888
                                                       ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, there were no capital loss carryforwards.

During the year ended October 31, 2004, the Portfolio utilized $239,630 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2004, were as follows:

     FEDERAL TAX           APPRECIATED         DEPRECIATED       NET UNREALIZED
        COST               SECURITIES          SECURITIES         APPRECIATION
     ------------         ------------        -------------      --------------
     $450,920,536         $ 91,373,234        $ (4,686,983)      $   86,686,251

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
8. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At October 31, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At October 31, 2004, 58% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENT:

The Portfolio will be closed to new investors as of December 8, 2004.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Acadian Emerging Markets Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                     TERM OF                                   IN THE ADVISORS'
                     POSITION(S)    OFFICE AND                                INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
      AGE(1)          HE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS            MEMBER         HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY         Trustee     (Since 1993)   Vice Chairman of                    45          Trustee of The Advisors'
77 yrs. old                                       Ameritrust Texas N.A.,                          Inner, Circle Fund II,The
                                                  1989-1992, and MTrust                           MDL Funds, and The
                                                  Corp., 1985-1989.                               Expedition Funds.
----------------------------------------------------------------------------------------------------------------------------

ROBERT A. PATTERSON    Trustee     (Since 1993)   Pennsylvania State                  45          Member and Treasurer,
87 yrs. old                                       University, Senior Vice                         Board of Trustees of Grove
                                                  President, Treasurer                            City College. Trustee of
                                                  (Emeritus); Financial and                       The Advisors' Inner Circle
                                                  Investment Consultant,                          Fund II, The MDL Funds,
                                                  Professor of                                    and The Expedition Funds.
                                                  Transportation since 1984;
                                                  Vice President-
                                                  Investments, Treasurer,
                                                  Senior Vice President
                                                  (Emeritus), 1982-1984.
                                                  Director, Pennsylvania
                                                  Research Corp.
----------------------------------------------------------------------------------------------------------------------------

EUGENE B. PETERS       Trustee     (Since 1993)   Private investor from 1987          45          Trustee of The Advisors'
75 yrs. old                                       to present. Vice President                      Inner Circle Fund II, The
                                                  and Chief Financial                             MDL Funds, and The
                                                  officer, Western Company                        Expedition Funds.
                                                  of North America
                                                  (petroleum service
                                                  company), 1980-1986.
                                                  President of Gene Peters
                                                  and Associates (import
                                                  company), 1978-1980.
                                                  President and Chief
                                                  Executive Officer of Jos.
                                                  Schlitz Brewing Company
                                                  before 1978.
----------------------------------------------------------------------------------------------------------------------------

JAMES M. STOREY        Trustee     (Since 1994)   Attorney, solo                      45          Trustee of The Advisors'
73 yrs. old                                       practitioner since 1994                         Inner Circle Fund II, The
                                                  Partner, Dechert (law                           MDL Funds, The Expedition
                                                  firm), September .                              Funds, State Street
                                                  1987-December 1993                              Research Funds,
                                                                                                  Massachusetts Health and
                                                                                                  Education Tax-Exempt
                                                                                                  Trust, SEI Asset
                                                                                                  Allocation Trust, SEI
                                                                                                  Daily Income Trust, SEI
                                                                                                  Index Funds, SEI
                                                                                                  Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments
                                                                                                  Trust, SEI Institutional
                                                                                                  Managed Trust, SEI Liquid
                                                                                                  Asset Trust and SEI Tax
                                                                                                  Exempt Trust.
----------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                  26-27

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                            TERM OF                                 IN THE ADVISORS'
                           POSITION(S)     OFFICE AND                               INNER CIRCLE FUND
      NAME, ADDRESS,        HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
          AGE(1)            THE TRUST    TIME SERVED(2)  DURING PAST 5 YEARS             MEMBER          HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.      Trustee      (Since 1999)   Chief Executive Officer,          45          Trustee, State Street
62 yrs. old                                              Newfound Consultants,                         Navigator Securities
                                                         Inc. since April 1997.                        Lending Trust, since
                                                         General Partner, Teton                        1995. Trustee of The
                                                         Partners, L.P., June                          Advisors' Inner Circle
                                                         1991-December 1996;                          Fund II, The MDL Funds,
                                                         Chief Financial Officer,                      The Expedition Funds, SEI
                                                         Nobel Partners, L.P.,                         Asset Allocation Trust,
                                                         March 1991-December 1996;                     SEI Daily Income Trust,
                                                         Treasurer and Clerk, Peak                     SEI Index Funds, SEI
                                                         Asset Management, Inc.,                       Institutional
                                                         since 1991.                                   International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax
                                                                                                       Exempt Trust. SEI
                                                                                                       Absolute Return Master
                                                                                                       Fund, LP, SEI Opportunity
                                                                                                       Master Fund, LP, SEI
                                                                                                       Absolute Return Fund, LP,
                                                                                                       and SEI Opportunity Fund,
                                                                                                       LP.
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER             Chairman     (Since 1991)   Currently performs                45          Trustee of The Advisors'
58 yrs. old                of the Board                  various services on                           Inner Circle Fund II,
                           of Trustees                   behalf of SEI Investments                     Bishop Street Funds, The
                                                         for which Mr. Nesher is                       Expedition Funds, The MDL
                                                         compensated. Executive                        Funds, SEI Asset
                                                         Vice President of SEI                         Allocation Trust, SEI
                                                         Investments, 1986-1994.                       Daily Income Trust, SEI
                                                         Director and Executive                        Index Funds, SEI
                                                         Vice President of the                         Institutional
                                                         Administrator and the                         International Trust, SEI
                                                         Distributor, 1981-1994.                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI
                                                                                                       Opportunity Master Fund,
                                                                                                       L.P., SEI Opportunity
                                                                                                       Fund, L.P., SEI Absolute
                                                                                                       Return Master Fund, L.P.,
                                                                                                       SEI Absolute Return Fund,
                                                                                                       L.P., SEI Tax Exempt
                                                                                                       Trust SEI Global Master
                                                                                                       Fund, PLC, SEI Global
                                                                                                       Assets Fund, PLC, SEI
                                                                                                       Global Investments Fund,
                                                                                                       PLC and SEI Investment
                                                                                                       Global, Limited.
-----------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                      28-29

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                            TERM OF                                 IN THE ADVISORS'
                           POSITION(S)     OFFICE AND                               INNER CIRCLE FUND     OTHER DIRECTORSHIPS
      NAME, ADDRESS,        HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY BOARD        HELD BY BOARD
          AGE(1)            THE TRUST    TIME SERVED(2)     DURING PAST 5 YEARS      MEMBER/OFFICER        MEMBER/OFFICER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN             Trustee      (Since 1992)   Self-employed consultant          45          Director of SEI
1701 Market Street,                                      since 2003. Partner,                          Investments Company and
Philadelphia, PA 19103                                   Morgan, Lewis & Bockius                       SEI Investments
64 yrs. old                                              LLP (law firm), counsel                       Distribution Co., Trustee
                                                         to the Trust, SEI                             of The Advisors Inner
                                                         Investments, the                              Circle Fund II, The MDL
                                                         Administrator and the                         Funds, The Expedition
                                                         Distributor from                              Funds, SEI Asset
                                                         1976-2003. Director of                        Allocation Trust, SEI
                                                         Distributor since                             Daily Income Trust, SEI
                                                         2003,Director of SEI                          Index Funds, SEI
                                                         Investments since 1974;                       Institutional
                                                         Secretary of SEI                              International Trust, SEI
                                                         Investments since 1978.                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust and SEI Tax
                                                                                                       Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA           President    (Since 2003)   Senior Operations                 N/A                    N/A
42 yrs. old                                              Officer, SEI Investments,
                                                         Fund Accounting and
                                                         Administration
                                                         (1996-present). Assistant
                                                         Chief Accountant of the
                                                         U.S. Securities and
                                                         Exchange Commission's
                                                         Division of Investment
                                                         Management (1993-1996).
-----------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN                Controller    (Since 2004)   Director, SEI                     N/A                    N/A
40 yrs. old                 and Chief                    Investments, Fund
                            Financial                    Accounting and
                             Officer                     Administration since June
                                                         2001. From March 2000 to
                                                         2001, Vice President of
                                                         Funds Administration for
                                                         J.P. Morgan Chase & Co.
                                                         From 1997 to 2000, Vice
                                                         President of Pension and
                                                         Mutual Fund Accounting
                                                         for Chase Manhattan Bank.
-----------------------------------------------------------------------------------------------------------------------------------

WILLIAM E. ZITELLI            Chief       (Since 2004)   Vice President and                N/A                    N/A
36 yrs. old                 Compliance                   Assistant Secretary of
                             Officer                     SEI Investments Global
                                                         Funds Services from
                                                         2000-2004; Vice
                                                         President, Merrill Lynch
                                                         & Co. Asset Management
                                                         Group from 1998-2000;
                                                         Associate at Pepper
                                                         Hamilton LLP from
                                                         1997-1998.
-----------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.

2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      30-31

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                  IN THE ADVISORS'
                           POSITION(S)     OFFICE AND                               INNER CIRCLE FUND
      NAME, ADDRESS,        HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY        OTHER DIRECTORSHIPS
          AGE(1)            THE TRUST     TIME SERVED      DURING PAST 5 YEARS           OFFICER            HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                   Vice       (Since 2004)   Employed by SEI                   N/A                    N/A
36 yrs. old                 President                    Investments Company since
                               and                       2004. Vice President,
                            Secretary                    Deutsche Asset Management
                                                         from 2003-2004. Associate
                                                         Morgan, Lewis& Bockius
                                                         LLP from 2000-2003.
                                                         Counsel, Assistant Vice
                                                         President, ING Variable
                                                         Annuities Group from
                                                         1999-2000.
-----------------------------------------------------------------------------------------------------------------------------------

TIMOTHY D. BARTO               Vice       (Since 2000)   General Counsel, Vice             N/A                    N/A
36 yrs. old                 President                    President and Secretary
                               and                       of SEI Investments Global
                            Assistant                    Funds Services since
                            Secretary                    1999; Associate, Dechert
                                                         (law firm) from
                                                         1997-1999; Associate,
                                                         Richter, Miller & Finn
                                                         (law firm) from
                                                         1994-1997.
-----------------------------------------------------------------------------------------------------------------------------------

JOHN MUNERA                    Vice       (Since 2002)   Middle Office Compliance          N/A                    N/A
41 yrs. old                 President                    Officer at SEI
                               and                       Investments since 2000;
                            Assistant                    Supervising Examiner at
                            Secretary                    Federal Reserve Bank of
                                                         Philadelphia from
                                                         1998-2000.
-----------------------------------------------------------------------------------------------------------------------------------

PHILIP T. MASTERSON            Vice       (Since 2004)   Employed by SEI                   N/A                    N/A
40 yrs. old                 President                    Investments Company since
                               and                       2004. General Counsel,
                            Assistant                    CITCO Mutual Fund
                            Secretary                    Services from 2003-2004.
                                                         Vice President and
                                                         Associate Counsel,
                                                         Oppenheimer Funds from
                                                         2001-2003 and Vice
                                                         President and Assistant
                                                         Counsel from 1997-2001.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                      32-33

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)


--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONCLUDED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 BEGINNING     ENDING                   EXPENSES
                                  ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE      DURING
                                  5/01/04     10/31/04       RATIOS      PERIOD*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN          $1,000.00   $1,156.30       1.60%      $ 8.67

HYPOTHETICAL 5% RETURN            1,000.00    1,017.09       1.60         8.11
--------------------------------------------------------------------------------

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

                                                       DIVIDENDS
                                                     QUALIFYING FOR    QUALIFYING
                                                       CORPORATE        DIVIDEND
                        ORDINARY                       DIVIDENDS      INCOME (15%    FOREIGN
                         INCOME          TOTAL         RECEIVABLE      TAX RATE        TAX
                      DISTRIBUTIONS  DISTRIBUTIONS   DEDUCTION (1)     FOR QDI)(2)   CREDIT (3)
                      -------------  -------------   --------------   ------------   ----------
Acadian Emerging
Markets Portfolio        100.00%        100.00%          0.00%           80.62%        64.87%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of "Ordinary Income Distributions".

(2)  The percentage in this column  represents the amount of  "Qualifying  Dividend  Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income  Distributions."  It is the intention of the aforementioned
     Portfolio to designate the maximum amount permitted by the law.

(3)  Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

     Your  Portfolio  intends to pass  through a foreign  tax credit to  shareholders.  For the fiscal  year  ended  October  31,  2004,  the total  amount of foreign  source  income was
     $11,405,922.  The total amount of foreign taxes paid was $1,367,562.  Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

     The information reported herein may differ from the information and distributions  taxable to the shareholders for the calendar year ending December 31, 2004.  Complete  information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             Ten Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




    This information must be preceded or accompanied by a current prospectus for the Portfolio described.




ACA-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PWC LLP related to the Trust

    PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PWC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller and Chief Financial Officer

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC LLP for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.